Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Bosera MSCI China A Share ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund's current benchmark is the MSCI China A Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. This table and the example below do not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, it does not have portfolio turnover to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. Bosera Asset Management (International) Co., Ltd. (“Bosera”) selects the securities for the Fund that Bosera believes will form a representative sample of the Underlying Index. Bosera performs this function at its discretion, subject to the investment strategy and restrictions of the Fund and oversight by Krane Funds Advisors, LLC (“Krane”) and the Board of Trustees. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index and depositary receipts, including American Depositary Receipts (“ADRs”) representing such securities. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”). The Underlying Index aims to capture approximately 85% of the free float market capitalization of the investible domestic Chinese equity universe. Free-float market capitalization is calculated by multiplying a security's price by the number of shares available in the market, rather than the total number of shares outstanding. As of August 31, 2013, the Underlying Index included approximately 463 securities of companies with a market capitalization range of US$0.285 billion to US$24.997 billion and an average market capitalization of US$1.752 billion. These amounts are subject to change. A Shares are common stock issued by companies incorporated in mainland China and are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People's Republic of China (“China” or the “PRC”), foreign investors can invest in A Shares only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. Bosera has applied for a license as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and has applied for an initial A Shares quota for the Fund's exclusive use by China's State Administration of Foreign Exchange (“SAFE”). Bosera may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). Bosera, on behalf of the Fund, may invest RMB in A Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the relevant A Share quota(s).

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but which Krane and/or Bosera believes will help the Fund track its Underlying Index. These investments include B shares of companies listed on the Shanghai and Shenzhen Stock Exchanges, H shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange, shares of Red Chip companies with controlling Chinese shareholders that are incorporated outside of mainland China and listed on the Hong Kong Stock Exchange, shares of China-related companies listed on the Hong Kong Stock Exchange, ADRs representing securities not in the Underlying Index, derivative instruments, including swaps and index futures, investment company securities, including ETFs, and cash or cash equivalents, including money market funds.

To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. As of August 31, 2013, the Underlying Index is concentrated in the financial services sector and has significant exposure to the industrials and consumer discretionary sectors. The Underlying Index is provided by MSCI, Inc., a U.S. (Delaware) corporation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. As of August 31, 2013, the Underlying Index is concentrated in the financial services sector and has significant exposure to the industrials and consumer discretionary sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

China Risk. The Fund's investments are concentrated in China, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting China. Investing in securities of Chinese companies, including A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Furthermore, the Chinese securities markets are characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A Share market than for Chinese securities markets generally because the A Share market is subject to greater government restrictions and control, including nationalization or expropriation of private assets which could result in a total loss of an investment in the Fund. However, the risks associated with investing in China apply whether the Fund invests in A Shares, B shares, H shares, Red Chips, or shares of China-related companies listed on the Hong Kong Stock Exchange, or if the Fund obtains exposure to China through ADRs or derivative instruments designed to obtain exposure to Chinese companies.

Specific Risks of Investing in the A-Shares Market

The ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of A Shares and Bosera's ability to obtain, if necessary, additional A Shares quota on behalf of the Fund. If the QFII/RQFII A Share quota is not used within a limited time period, it may be lost or reduced. The QFII and RQFII programs are a recent exception to Chinese laws restricting foreign investment in A Shares, and Chinese regulators may alter or eliminate the programs at any time. Should the A Share quota be or become inadequate to meet the investment needs of the Fund or if Bosera is unable to maintain its RQFII or QFII status, the Fund is expected to be adversely affected. In addition, the A Share quota may be reduced or revoked by the Chinese regulators if, among other things, Bosera fails to observe SAFE and other applicable Chinese regulations, which could lead to other adverse consequences, including the requirement that the Fund dispose of its A Shares holdings at an inopportune time.

Bosera has applied for an initial A Share quota for the Fund's exclusive use. If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of A Share quota, the Fund could seek exposure to the component securities of the Underlying Index by investing in depositary receipts. The Fund may, in some cases, also invest in Hong Kong listed versions of the component securities and B Shares issued by the same companies that issue A Shares in the Underlying Index. The Fund may also use derivatives or invest in ETFs that provide comparable exposures. If necessary, the Fund may suspend the sale shares in creation units until Krane and Bosera determine that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares could trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, the Fund could change its investment objective and could thus track an alternative index focused on Chinese-related stocks, including, but not limited, to A Shares. In extreme circumstances beyond the control of the Fund, the Fund may incur significant loss due to limited investment capabilities, or may not be able fully to implement or pursue its investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs (if a QFII license is obtained), illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

A Share Custody Risks. In accordance with Chinese regulations and the terms of the RQFII or QFII license, A Shares are held in the joint names of the Fund and Bosera. While Bosera may not use such an account for any purpose other than for maintaining the Fund's assets, the Fund's assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Bosera may assert that the securities are owned by Bosera and that regulatory actions taken against Bosera by PRC government authorities may affect the Fund.

A Shares Tax Risk. Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties remain regarding the implementation of this law, particularly with respect to trading of PRC securities (including A and B shares) by QFIIs and RQFIIs. In light of this uncertainty and in order to meet this potential WHT liability for capital gains, Krane intends to put in place a WHT provision on such gains and, at present, will make a provision of 10% for the account of the Fund in respect of any potential WHT on capital gains from the Fund's investments. If the Fund is not ultimately subject to the WHT, such WHT will be returned to the Fund in the future and those shareholders who redeemed or sold their shares prior to the return of WHT will have effectively borne the burden of the WHT but will not benefit from the return of WHT. The amount of actual provision will be disclosed in the Fund's annual and semi-annual reports to investors. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities on the Fund's investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities. In addition, Krane intends to make relevant provision on dividends from A Shares and interest (if any) if tax is not withheld at the source at the time such income is received.

Currency, Capital Controls and Currency Conversion Risk . The Fund's NAV is determined on the basis of U.S. dollars, therefore, the Fund may lose value if the RMB depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls. Capital controls outside the control of the Fund may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, cause the Fund to decline in value, and limit the Fund's ability to pay redemptions. Although the RMB is not presently freely convertible but rather subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be (re-)imposed in the future. The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing A Shares. This could leave the Fund with uninvested cash and may hinder the Fund's performance, since any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended.

Depositary Receipt Risk. The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk, Including the Risk of Investments in Swaps and Index Futures. The Fund may invest in swaps or index futures in seeking to track the performance of the Underlying Index. The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement. Investments in swaps linked to the performance of A Shares are subject to general risks associated with A Shares and the regulatory system. It is not possible to predict the future development of the Chinese regulatory system and the CSRC may even impose restrictions that may adversely affect the ability of potential counterparties to enter into swaps linked to the performance of A Shares. These risks are compounded since there are only a limited number of firms and counterparties that are able to obtain A Share quota. Because a swap is an obligation of the counterparty rather than a direct investment in A Shares, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and may impair the Fund's ability to achieve its investment objective.

The Fund's investments in derivatives, including swap contracts and index futures in particular, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Emerging Markets Risk. The Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

ETF Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called creation units and only to “authorized participants.” Unlike many other ETFs, however, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Thus, investments in shares may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it would avoid by making a redemption in kind. As a result, the Fund may pay out higher annual capital gains distributions than ETFs that redeem in kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may also require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Financial Services Sector Risk. The Underlying Index, and thus the Fund, may be concentrated in the financial services sector. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Foreign Securities Risk. The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in ADRs that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.

Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting the Fund's investments.

Income from securities of non-U.S. issuers, including, in the case of Chinese issuers, gain on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Industry Concentration Risk. To the extent that the Fund's investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry. Based on the current composition of the Underlying Index, it is expected that the Fund's assets will be concentrated in the financial services sector and have significant exposure to the industrial and consumer discretionary sectors and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors or industries.

Investment in Investment Companies Risk. The Fund may invest in shares of other investment companies, including ETFs. As a result, the Fund will indirectly be exposed to the risks of an investment in such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that Bosera's security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of equity securities in the Underlying Index could decline generally or could underperform other investments.

Mid-Capitalization Risk. Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies, since medium-sized companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

New Adviser Risk. Bosera is a newly registered investment adviser and has not previously advised a registered investment company.

Passive Investment Risk. The Fund is not actively managed and therefore may not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, and/or invests in index futures, swaps or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Trading Risk. Secondary market trading in Fund shares may be halted by the NYSE Arca, Inc. (the “Exchange”) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance. Once available, the Fund's current performance information will be available at www.kraneshares.com.

KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeesColumnName	None
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, 3 Years	rr_ExpenseExampleYear03	$ 350

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Other expenses are based on estimated amounts for the current fiscal year.